INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Current Taxes					$ (77,470)	$ (48,267)
Deferred Taxes					0	0
Income Taxes Expense (Benefit)	$ (72,000)	$ (82,440)	$ (72,000)	$ (82,440)	$ (77,470)	$ (48,267)